Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	December 31, 2025	December 31, 2024
Cash	1,328,387,521	2,343,875,064
BCRA - Unrestricted current account	2,178,769,159	998,174,027
Balances with other local and foreign institutions	1,236,636,577	372,714,943
Others	8,534,049	—
Allowances for ECL	(42,356)	(628,822)
TOTAL	4,752,284,950	3,714,135,212
It is worth mentioning that the balances of Cash and cash equivalents as of December 31, 2023, amounted to 3,273,349,599.